Equity - Summary of Movements of Shares in Share Trust (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Exercise of share options, (in shares)		0
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, (in shares)	3,500,000	542,903	771,983	3,500,000
Transfer to employee share trust, (in shares)	3,500,000	0	0	3,450,000
Exercise of share options, (in shares)		0	(229,080)	(6,178,017)
Ending balance, (in shares)		542,903	542,903	771,983
Opening balance	$ 0	$ 0	$ 0	$ 0
Transfer to employee share trust		0	0	0
Exercise of share options		0	0	0
Ending balance		$ 0	$ 0	$ 0